Shareholders’ Equity (Details Narrative) - USD ($)											3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2024	Dec. 23, 2023	Dec. 18, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	May 11, 2022	Jan. 08, 2022	Sep. 28, 2021	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 28, 2023	Oct. 10, 2023
Class of Stock [Line Items]
Common stock shares authorized											50,000	50,000
Ordinary stock, par value											$ 1	$ 1
Number of shares issued, value
Common stock, shares issued											1	1
Common stock, shares outstanding											1	1
Ogier Global Subscriber Cayman Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares			1
Per public share			$ 1
Doreen International Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares		1
Ogier Global Subscriber Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares			1
Per public share			$ 1
Doreen International Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares		1
Alphatime Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized													1,000,000	1,000,000
Preferred stock, par value													$ 0.0001	$ 0.0001
Preferred stock, shares issued													0	0
Preferred stock, shares outstanding													0	0
Common stock shares authorized									200,000,000				200,000,000	200,000,000
Ordinary stock, par value									$ 0.0001				$ 0.0001	$ 0.0001
Issue of ordinary shares, shares	3,403,976						5,800
Common stock voting rights									Holders of ordinary shares are entitled to one vote for each share. Further, the shareholders also approved the amendment and restatement of the memorandum and articles of association filed with the Cayman Registrar
Private units						115,500
Proceeds from issuance of Private Units														$ 4,092,000
Per public share				$ 10.18		$ 2.00
Sale of stock value issued						$ 231,000
Common stock, shares issued													2,134,200
Common stock, shares outstanding	3,469,450												2,134,200			6,873,426
Temporary equity, shares issued													1,335,250	6,900,000
Alphatime Acquisition Corp [Member] | IPO [Member]
Class of Stock [Line Items]
Ordinary stock, par value						$ 0.0001
Issue of ordinary shares, shares						6,000,000
Price per unit						$ 10.00							$ 10.00
Proceeds from Issuance Initial Public Offering						$ 60,000,000
Per public share													$ 10.18
Alphatime Acquisition Corp [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares				900,000	900,000	900,000
Price per unit				$ 10.00	$ 10.00
Private units					900,000
Proceeds from sale of units				$ 9,000,000
Alphatime Acquisition Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares									287,500
Price per unit					$ 2.00
Private units					17,325				287,500
Due to related party amount converted					$ 352,350
Underwriter deposits					$ 34,650
Common stock, shares outstanding									1,725,000
Alphatime Acquisition Corp [Member] | Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares					409,200
Number of shares issued, value					$ 4,092,000
Price per unit				$ 10.00		$ 10.00
Private units				38,700	38,700	370,500
Proceeds from issuance of Private Units				$ 387,000		$ 3,705,000
Per public share					$ 10.00
Alphatime Acquisition Corp [Member] | Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted					$ 352,350
Alphatime Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized													200,000,000
Ordinary stock, par value									$ 0.0001				$ 0.0001
Common stock shares cancelled									200,000,000
Alphatime Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized													20,000,000
Ordinary stock, par value									$ 0.0001				$ 0.0001
Issue of ordinary shares, shares									1,437,500	1,437,500
Number of shares issued, value										$ 25,000
Common stock subject to forfeiture										187,500
Percentage of issued and outstanding ordinary shares										20.00%
Common stock shares cancelled									20,000,000
Number of shares in issue were repurchased									1,437,500
Alphatime Acquisition Corp [Member] | Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Private units										1,437,500
Proceeds from sale of units										$ 25,000
HCYC Group Company Limited [Member]
Class of Stock [Line Items]
Common stock shares authorized											50,000	50,000			50,000
Ordinary stock, par value											$ 1	$ 1			$ 1
Number of shares issued, value															$ 1
Common stock, shares issued											10,000	10,000			10,000
Common stock, shares outstanding											10,000	10,000			10,000
HCYC Group Company Limited [Member] | Ms Ding [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares								1
Per public share								$ 1
HCYC Group Company Limited [Member] | Four Minority Shareholders [Member]
Class of Stock [Line Items]
Per public share																	$ 1.00
Common stock, shares issued																	1,500
Shares issued																	8,499
HCYC Group Company Limited [Member] | Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted											$ 588,908				$ 85,797